245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 2, 2019

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity New York Municipal Trust II (the trust): File Nos. 033-42943 and 811-06398 Fidelity New York AMT Tax-Free Money Market Fund Fidelity New York Municipal Money Market Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/William C. Coffey

William C. Coffey

Secretary of the Trust